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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [_]; Amendment Number:
                                               --------------
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Blackstone Group L.P.
Address: 345 Park Avenue
         New York, NY 10154

Form 13F File Number: 28-13114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert L. Friedman
Title: Authorized Person
Phone: (212) 583-5000

Signature, Place, and Date of Signing:


/s/ Robert L. Friedman                    New York, NY         November 16, 2009
---------------------------------   -----------------------   ------------------
[Signature]                               [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: $2,038,414 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Number   Form 13F File Number   Name
------   --------------------   ----
  1            28-13113         Blackstone Capital Partners V L.P.

  2            28-12319         Blackstone Kailix Advisors L.L.C.

  3            28-12332         GSO Capital Partners LP

Explanatory Notes:

(1) The Blackstone Group L.P. is managed and operated by its general partner, Blackstone Group Management L.L.C., which is in turn wholly-owned by Blackstone's senior managing directors and controlled by Mr. Stephen A. Schwarzman, one of its founders.

(2) Blackstone Kailix Advisors L.L.C. had no reportable positions in Section 13(f) securities as of September 30, 2009.

                           FORM 13F INFORMATION TABLE
                            THE BLACKSTONE GROUP L.P.
                      FOR QUARTER ENDED SEPTEMBER 30, 2009

                                                                                                             Voting authority
          Name of          Title of                 Value     Shrs or   SH/  Put/  Investment    Other   ------------------------
          Issuer             Class       CUSIP    (x$1000)    prn amt   PRN  Call  Discretion  Managers     Sole     Shared  None
-----------------------  ------------  ---------  --------  ----------  ---  ----  ----------  --------  ----------  ------  ----
ALLIANCE DATA SYSTEMS
CORP                     COM           018581108  $175,165   2,867,800   SH           SOLE         1      2,867,800
BARCLAYS BK PLC          IPMS INDIA
                         ETN           06739F291  $ 22,488     381,600   SH           SOLE                  381,600
BELO CORP                COM SER A     80555105   $  5,433   1,004,236   SH           SOLE         3      1,004,236
CENTENNIAL COMMUNCTNS
CORP N                   CL A NEW      15133V208  $ 12,787   1,602,432   SH           SOLE        (a)     1,602,432
CHINA PETE & CHEM CORP   SPON ADR H
                         SHS           16941R108  $    572       6,714   SH           SOLE                    6,714
CLEAR CHANNEL OUTDOOR
HLDGS                    CL A          18451C109  $  5,088     726,900   SH           SOLE         3        726,900
COGNIZANT TECHNOLOGY
SOLUTIO                  CL A          192446102  $  2,169      56,100   SH           SOLE                   56,100
DIGITALGLOBE INC         COM NEW       25389M877  $  4,474     200,000   SH           SOLE         3        200,000
DR REDDYS LABS LTD       ADR           256135203  $  1,115      57,200   SH           SOLE                   57,200
EASTMAN KODAK CO         COM           277461109  $ 12,469   2,608,500   SH           SOLE         3      2,608,500
EASTMAN KODAK CO         COM           277461109  $    538     112,600   SH  CALL     SOLE         3        112,600
FREEPORT-MCMORAN COPPER
& GO                     COM           35671D857  $    411       5,990   SH           SOLE                    5,990
HSBC HLDGS PLC           SPON ADR NEW  404280406  $    561       9,775   SH           SOLE                    9,775
ICICI BK LTD             ADR           45104G104  $  6,578     170,600   SH           SOLE                  170,600
INFOSYS TECHNOLOGIES     Sponsored
LTD                      ADR           456788108  $  1,096      22,600   SH           SOLE                   22,600
ISHARES INC              MSCI TAIWAN   464286731  $    497      40,375   SH           SOLE                   40,375
LODGIAN INC              COM PAR $.01  54021P403  $  2,189   1,326,909   SH           SOLE                1,326,909

                                                                                                             Voting authority
          Name of          Title of                 Value     Shrs or   SH/  Put/  Investment    Other   ------------------------
          Issuer             Class       CUSIP    (x$1000)    prn amt   PRN  Call  Discretion  Managers     Sole     Shared  None
-----------------------  ------------  ---------  --------  ----------  ---  ----  ----------  --------  ----------  ------  ----
NETEASE COM INC          SPONSORED
                         ADR           64110W102  $  1,503      32,910   SH           SOLE                   32,910
NEW ORIENTAL ED & TECH
GRP I                    SPON ADR      647581107  $    509       6,329   SH           SOLE                    6,329
ORBITZ WORLDWIDE INC     COM           68557K109  $284,412  46,021,327   SH           SOLE       1 (b)   46,021,327
POWERSHARES INDIA ETF
TR                       INDIA PORT    73935L100  $    110       5,200   SH           SOLE                    5,200
RSC HOLDINGS INC         COM           74972L102  $  5,236     720,282   SH           SOLE         3        720,282
REPUBLIC SVCS INC        COM           760759100  $573,268  21,575,772   SH           SOLE        (c)    21,575,772
SANDRIDGE ENERGY INC     COM           80007P307  $ 14,400   1,111,111   SH           SOLE         3      1,111,111
SOUTHWEST AIRLS CO       COM           844741108  $  7,773     809,700   SH   PUT     SOLE         3        809,700
SOHU COM INC             COM           83408W103  $    544       7,905   SH           SOLE                    7,905
SPDR TR                  UNIT SER 1    78462F103  $    528       5,000   SH   PUT     SOLE         3          5,000
STANDARD PAC CORP        Note 6.000%
                         10/0          853763AA8  $  6,347   7,500,000  PRN           SOLE         3      7,500,000
STANDARD PAC CORP NEW    COM           85375C101  $  5,016   1,359,400   SH           SOLE         3      1,359,400
STANDARD PARKING CORP    COM           853790103  $ 94,838   5,770,141   SH           SOLE         3      5,770,141
                                                       (d)         (d)                                          (d)
STERLITE INDS INDIA LTD  ADS           859737207  $  2,281     142,800   SH           SOLE                  142,800
TRW AUTOMOTIVE HLDGS
CORP                     COM           87264S106  $771,510  46,060,285   SH           SOLE               46,060,285
WISDOMTREE TRUST         INDIA ERNGS
                         FD            97717W422  $ 16,509     785,000   SH           SOLE                  785,000

(a) The Centennial Communications Corp. shares reported herein are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Mr. Stephen A. Schwarzman.

(b) The Orbitz Worldwide, Inc. shares reported herein are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Blackstone LR Associates (Cayman) V Ltd., of which Mr. Stephen A. Schwarzman is a controlling person.

(c) The Republic Services, Inc. shares reported herein are not under the investment discretion of The Blackstone Group L.P. but are under the investment discretion of Mr. Stephen A. Schwarzman.

(d) As described in a Statement on Schedule 13D filed with the Securities and Exchange Commission on May 26, 2009 (the "Standard Parking Schedule 13D"), the Standard Parking Corporation shares reported herein were obtained by the Lenders (as defined in the Standard Parking Schedule 13D) in satisfaction of certain loan obligations, and the Lenders are required to dispose of such shares and any cash proceeds received upon disposition of such shares as set forth in the Standard Parking Schedule 13D.